Subsequent events (Details) $ / shares in Units, $ in Millions						3 Months Ended
	Feb. 24, 2026 $ / shares	Jan. 16, 2026	Jan. 07, 2026 USD ($) vessel T	Dec. 16, 2025 $ / shares	Aug. 27, 2025 $ / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2024 USD ($)	Apr. 08, 2026 T	Mar. 26, 2026 T	Mar. 23, 2026 T	Feb. 09, 2026 vessel T	Jan. 13, 2026 T	Jan. 12, 2026 T
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in usd per share) | $ / shares				$ 0.05	$ 0.05
Major business combination | Cleanergy Solutions (Namibia) (Pty) Ltd
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		100.00%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in usd per share) | $ / shares	$ 0.16
Vessels | Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Gain | $			$ 269.2
Vessels | Other disposals of assets | Property, plant and equipment
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold | vessel			8
Vessels | Other disposals of assets | Property, plant and equipment | Daishan, Hirado, Hojo, Dia, Antigone And Aegean
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold | vessel			6
Vessels | Other disposals of assets | Property, plant and equipment | Daishan
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			306,005
Vessels | Other disposals of assets | Property, plant and equipment | Hirado
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			302,550
Vessels | Other disposals of assets | Property, plant and equipment | Hojo
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			302,965
Vessels | Other disposals of assets | Property, plant and equipment | Dia
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			299,999
Vessels | Other disposals of assets | Property, plant and equipment | Antigone
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			299,421
Vessels | Other disposals of assets | Property, plant and equipment | Aegean
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			299,999
Vessels | Other disposals of assets | Property, plant and equipment | Belgravia and Golden Magnum
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold | vessel			2
Vessels | Other disposals of assets | Property, plant and equipment | Golden Magnum
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			179,790
Vessels | Other disposals of assets | Property, plant and equipment | Belgravia
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity			169,390
Vessels | Other disposals of assets | Property, plant and equipment | Ingrid and Ilma
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels sold | vessel											2
Gain | $							$ 98.2
Vessels | Other disposals of assets | Property, plant and equipment | Ingrid
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity											314,000
Vessels | Other disposals of assets | Property, plant and equipment | Ilma
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity											314,000
Vessels | Other disposals of assets | Property, plant and equipment | Suezmax Sienna
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity									150,205
Vessels | Other disposals of assets | Property, plant and equipment | Suezmax Sienna | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain | $						$ 29.2
Vessels | Major purchases of assets | Property, plant and equipment | VLCC Eburones
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity													319,000
Vessels | Major purchases of assets | Property, plant and equipment | Bochem Callao
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity												25,000
Vessels | Major purchases of assets | Property, plant and equipment | VLCC Menapii
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity										319,000
Vessels | Major purchases of assets | Property, plant and equipment | Suezmax Cap Grace
Disclosure of non-adjusting events after reporting period [line items]
Property plant and equipment, boat carrying capacity								156,790